Document and Entity Information	Nov. 03, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2023
Entity Registrant Name	Frequency Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39062
Entity Tax Identification Number	47-2324450
Entity Address Address Line 1	One Kendall Square
Entity Address Address Line 2	Building 600-700
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02139
City Area Code	781
Local Phone Number	315-4600
Entity Information Former Legal Or Registered Name	Frequency Therapeutics, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	KRRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001703647
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	75 Hayden Avenue
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Lexington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02421